ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2016
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 12:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2016	2015	2014

North America	$38,769	$36,236	$25,993
Europe	11,342	7,795	6,085
APAC	3,337	2,838	2,227
Israel	535	662	817
Other	511	637	530

	$54,494	$48,168	$35,652

For the year ended December 31, 2015, one of the Company's customers accounted for approximately 12.6% of its revenues. For the years ended December 31, 2016 and 2014, no single customer accounted more than 10% of the Company's total revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.